Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Intangible assets, accumulated amortization	$ 584	$ 509
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock, shares issued (in shares)	73,502,021	76,804,474
Common stock, shares outstanding (in shares)	73,502,021	76,804,474